Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2021
Noncurrent Receivables [Abstract]
Summary of Other Non-Current Receivables
	2021	2020
Deposits	941	—
Loans to employees	—	5,064
Long term prepaid expenses	3,411	—
Other receivables	1,182	1,486
Total	5,534	6,550